Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)				12 Months Ended
	Jun. 30, 2025 shares	Jun. 28, 2024 $ / shares	Jun. 27, 2023 shares $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation				$ 8,422,000	$ 8,082,000	$ 7,032,000
Subscription price (eur per share) | $ / shares				$ 0.77	$ 1.17	$ 1.44
Share-based payment expense				$ 2,161,000	$ 2,763,000	$ 4,144,000
Key management personnel
Disclosure of transactions between related parties [line items]
Termination indemnity amount (in months)				18 months
Percentage of bonus in event of dismissal				150.00%			150.00%
Key management personnel compensation				$ 12,000
Warrants | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares) | shares	360,000		180,000
Exercise price (usd per share) | $ / shares		$ 0.13	$ 0.54
Subscription price (eur per share) | € / shares							€ 0.00001	€ 0.00001
Share-based payment expense				$ 135,000	$ 238,000	$ 292,000